Note 12 - Debt (Details Textual) - USD ($) $ in Thousands	Mar. 02, 2016	Jan. 31, 2017	Jan. 31, 2016
Letters of Credit Outstanding, Amount		$ 300	$ 300
Senior Secured Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%
Senior Secured Credit Facility [Member] | Minimum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Senior Secured Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.28%
Senior Secured Credit Facility [Member] | Maximum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Revolving Credit Facility [Member]
Line of Credit Facility, Remaining Borrowing Capacity		150,000
Long-term Line of Credit		$ 0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150,000
Line of Credit Borrowings to Support Foreign Exchange and Interest Rate Hedging [Member] | Senior Secured Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 7,500
Debt Instrument, Term	5 years